Other long-term debt	6 Months Ended
Jun. 30, 2016
Other Long-term Debt [Abstract]
Other long-term debt

9. Other long-term debt

As of December 31, 2015 and June 30, 2016, other long-term debt consisted of the following:

	December 31, 2015	June 30, 2016
	US$	US$
	(Audited)	(Unaudited)
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25%	186,703,168	179,553,073
June 2019 Senior Secured Notes due on June 6, 2019 at 13%	195,662,295	186,556,097
Corporate bonds due on December 28, 2020 at 7.5%	152,962,917	149,945,322
Corporate bonds due on January 27, 2021 at 7.47%	-	105,193,734
Corporate bonds due on March 14, 2021 at 7.09%	-	75,129,632
Collateralized loan due on April 3, 2016 at 11% (1)	38,453,246	-
Collateralized loan due on December 23, 2017 at 9%	61,221,818	44,871,215
Collateralized loan due on July 9, 2017 at 9%	54,484,415	38,946,194
Collateralized loan due on December 31, 2016 at 12.5% (1)	69,129,605	-
Collateralized loan due on June 30, 2017 at 12.5% (1)	3,079,956	-
Collateralized loan due on March 31, 2017 at 10%	38,499,446	30,160,454
Collateralized loan due on November 20, 2016 at 12.5% (1)	46,199,335	-
Collateralized loan due on January 7, 2017 at 8.50%	-	7,992,520
Collateralized loan due on June 30, 2017 at 11.8% (1)	17,709,745	-
Collateralized loan due on July 15, 2017 at 11.8%	14,583,590	14,280,975
Collateralized loan due on June 25, 2017 at 12% (2)	69,299,002	52,780,794
Collateralized loan due on September 17, 2017 at 9%	10,779,844	10,556,159
Collateralized loan due on March 31, 2018 at 11.00%	-	22,620,340
Collateralized loan due on April 25, 2018 at 8.05%	-	61,527,325
Collateralized loan due on May 10, 2018 at 9.40%	-	45,240,680
Collateralized loan due on May 30, 2018 at 9.00%(3)	-	75,401,134
Collateralized loan due on June 19, 2018 at 9.50%	-	75,401,134
Collateralized loan due on February 28, 2018, at 10.50% (4)	-	29,104,838
Collateralized loan due on February 28, 2018, at 8.50%(4)	-	52,780,794
Non-controlling shareholder's loan due on March 30, 2018, at 9.00% (5)	-	23,072,747
Non-controlling shareholder's loan due on June 30, 2016 at 11.24% (6)	28,489,590	-
Non-controlling shareholder's loan due on March 13, 2017 at 10.98%(7)	81,002,834	79,321,993
Non-controlling shareholder's loan due on May 13, 2017 at 11%(8)	35,881,483	22,620,340
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR(9)	91,956,236	110,193,778
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% (10)	10,000,000	10,000,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% (10)	5,000,000	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% (10)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% (10)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95%(10)	5,000,000	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% (10)	10,000,000	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% (10)	10,000,000	10,000,000
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% (10)	-	9,500,000
Ozarks loan due on July 13, 2017 at 4.5% plus 1 month LIBOR(11)	-	26,290,991

Total principal of other long-term debt	1,246,098,525	1,579,042,263

Total	1,246,098,525	1,579,042,263
Less: current portion of other long-term debt	(348,594,822)	(686,944,241)

Total other long-term debt	897,503,703	892,098,022

(1)	These loans were paid in full during first half year of 2016.

(2)	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Shandong Renju.

(3)	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Changsha Wanzhuo.

(4)	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 55% equity interest of Beijing Ruihao Rongtong Real estate development Co., Ltd.

(5)	Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on March 31, 2016, which is the non-controlling shareholder of Henan Shunsheng, this other debt is secured by the Group’s 90% equity interest in Henan Shunsheng and the Group’s land use rights with net book value of US$71,343,962 (December 31, 2015: US$nil). In addition, Wanxiang Trustee Co., Ltd. has the right to request early repayment at any time and the trust loan has been reclassified to current liabilities as of June 30, 2016.

(6)	Pursuant to the agreements with Shenzhen Ping’an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the noncontrolling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group’s 95% equity interest in Jinan Wanzhuo and the Group’s land use rights. This other long-term debt was paid in full in June 2016.

(7)	Pursuant to the agreements with Shenzhen Ping’an Dahua Huitong Wealth Management Co., Ltd. entered into on March 10, 2015, which is the noncontrolling shareholder of Zhengzhou Shengdao, this other long-term debt is secured by the Group’s 80% equity interest in Zhengzhou Shengdao and the Group’s land use rights with net book value of US$ 92,091,611(December 31, 2015: US$136,098,821).

(8)	Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on May 9, 2015, which is the non-controlling shareholder of Henan Quansheng, this other debt is secured by the Group’s 90% equity interest in Henan Quansheng and the Group’s land use rights with net book value of US$22,330,344 (December 31, 2015: US$41,295,897) and Group’s real estate properties under development with net book value of US$1,081,221(December 31, 2015: US$7,345,027). In addition, Wanxiang Trustee Co., Ltd. has the right to request early repayment at any time and the trust loan has been reclassified to current liabilities as of June 30, 2016.

(9)	Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$110.2 million utilized, is denominated in US$ and is secured by the deposit of US$ 30,211,282(December 31, 2015: US$29,918,940). This deposit is classified as restricted cash on the consolidated balance sheets as of June 30, 2016.

(10)	Pursuant to the agreements with Kent EB-5 LLC entered into on September 23, 2014, this other long-term debt amounting to US$60 million in total with US$59.5 million utilized, is denominated in US$ with mature dates vary from January 23, 2020 to March 15, 2021.

(11)	Pursuant to the Ozarks Term loan, Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks.

As of June 30, 2016, except when otherwise indicated, the Group’s other long-term debt were denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$336,169,943 (December 31, 2015: US$128,389,745), land use rights with net book value of US$578,973,273 (December 31, 2015: US$731,783,438) and real estate properties held for lease with net book value of US$38,793,188 (December 31, 2015: US$36,550,198).

May 2018 Senior Secured Notes

On May 3, 2013, the Company issued senior notes with an aggregate principal amount of US$200,000,000 due May 3, 2018 at a coupon rate of 13.25% per annum payable semi-annually. Interest is payable on May 3 and November 3 of each year, commencing November 3, 2013.

The effective interest rate of the May 2018 Senior Secured Notes is 14.44%.

The May 2018 Senior Secured Notes were issued pursuant to an indenture, dated May 3, 2013, between, the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “May 2018 Indenture”). The Company’s obligations under the May 2018 Indenture and the May 2018 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the May 2018 Indenture. The Company’s obligations under the May 2018 Indenture and the May 2018 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. and Xinyuan International Property Investment Co., Ltd., and the obligations of Xinyuan Real Estate, Ltd. as a Subsidiary Guarantor are secured by a pledge of the capital stock of its wholly-owned subsidiaries, Victory Good Development Ltd., South Glory International Ltd. and Elite Quest Holdings Ltd.

The Company may redeem the May 2018 Senior Secured Notes, in whole or in part, at 106.6250% and 103.3125% of principal amount, plus accrued and unpaid interest, if any, to (but excluding) the redemption date during the 12 month period commencing on May 3, 2016 and May 3, 2017, respectively.

At any time prior to May 3, 2016, the Company may redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the May 2018 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on May 3, 2016, plus all required remaining scheduled interest payments due on such Note through May 3, 2016 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the May 2018 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to May 3, 2016, the Company may redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes with the net cash proceeds of one or more sales of the Company’s common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113.25% of the principal amount of the May 2018 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the May 2018 Senior Secured Notes remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the May 2018 Senior Secured Notes under the requirements of ASC 815 “Derivatives and Hedging”. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the May 2018 Senior Secured Notes.

The May 2018 Indenture, as amended, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the May 2018 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the May 2018 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s common shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the May 2018 Indenture) of 2.75 to 1.0 (reduced from 3.0 to 1.0 effective February 2016). For a further discussion of the amendments to the May 2018 Indenture, see Note2(d) above.

June 2019 Senior Secured Notes

On December 6, 2013, the Company issued senior notes with an aggregate principal amount of US$200,000,000 due June 6, 2019 at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014.

The effective interest rate of June 2019 Senior Secured Notes is 14.05%.

The June 2019 Senior Secured Notes were issued pursuant to an indenture, dated December 6, 2013, between the Company, the “Subsidiary Guarantors” identified below and Citicorp International Limited, as trustee and collateral agent (the “June 2019 Indenture”). The Company’s obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes have been guaranteed by certain of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd., Xinyuan International Property Investment Co., Ltd., Victory Good Development Ltd., South Glory International Ltd., Elite Quest Holdings Ltd. and Xinyuan International (HK) Property Investment Co., Limited (the “Subsidiary Guarantors”) and will be guaranteed by such other future subsidiaries of the Company as is set forth in and in accordance with the terms of the June 2019 Indenture. The Company’s obligations under the June 2019 Indenture and the June 2019 Senior Secured Notes are secured by a pledge of the capital stock of the Company’s wholly-owned subsidiaries, Xinyuan Real Estate, Ltd. and Xinyuan International Property Investment Co., Ltd., and the obligations of Xinyuan Real Estate, Ltd. as a Subsidiary Guarantor are secured by a pledge of the capital stock of its wholly-owned subsidiaries, Victory Good Development Ltd., South Glory International Ltd. and Elite Quest Holdings Ltd.

The Company may redeem the June 2019 Senior Secured Notes, in whole or in part, at 106.5% and 103.25% of principal amount, plus accrued and unpaid interest, if any, to (but excluding) the redemption date during the 12 month period commencing on June 6, 2017 and June 6, 2018, respectively.

At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

At any time prior to June 6 2017 the Company may redeem up to 35% of the aggregate principal amount of the June 2019 Senior Secured Notes with the net cash proceeds of one or more sales of the Company’s common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113% the principal amount of the June 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2019 Senior Secured Notes issued on December 6, 2013 remain outstanding after each such redemption.

The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Secured Senior Notes.

The June 2019 Indenture, as amended, contains certain covenants that, among others, restrict the Company’s ability and the ability of the Company’s Restricted Subsidiaries (as defined in the June 2019 Indenture) to incur additional debt or to issue preferred stock, to make certain payments or investments, to pay dividends or purchase or redeem capital stock, to sell assets (including limitations on the use of proceeds of asset sales), to grant liens on the collateral securing the June 2019 Senior Secured Notes or other assets, to make certain other payments or to engage in transactions with affiliates and holders of more than 10% of the Company’s Common Shares, subject to certain qualifications and exceptions and satisfaction, in certain circumstances of specified conditions, such as a Fixed Charge Coverage Ratio (as defined in the June 2019 Indenture) of 2.75 to 1.0 (reduced from 3.0 to 1.0 effective February 2016). For a further discussion of the amendments to the June 2019 Indenture, see Note2(d) above.

Onshore corporate Bonds

On December 28, 2015, Xinyuan (China) Real Estate, Ltd. issued the first tranche of the onshore corporate bonds with an aggregate principal amount of RMB1 billion (US$154 million) due on December 28, 2020 (the "First Tranche Bonds") at a coupon rate of 7.5% per annum payable annually. Interest is payable on December 28 of each year, commencing December 28, 2015.

On January 27, 2016, Xinyuan (China) Real Estate, Ltd. issued the second tranche of the onshore corporate bonds with an aggregate principal amount of US$107 million due on January 27, 2021 (the “Second Tranche Bonds”) at a coupon rate of 7.47% per annum payable annually. Interest is payable on January 27 of each year, commencing January 27, 2016.

On March 14, 2016, Xinyuan (China) Real Estate, Ltd. issued the third tranche of the onshore corporate bonds with an aggregate principal amount of US$77 million due on March 14, 2021 (the “Third Tranche Bonds”) at a coupon rate of 7.09% per annum payable annually. Interest is payable on March 14 of each year, commencing March 14, 2016.

Given that above three tranches of onshore corporate bonds is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from these three tranches of onshore corporate bonds under the requirements of ASC 815 "Derivatives and Hedging". These three tranches of onshore corporate bonds were issued at par. Upon the third anniversary of the issuance of each tranche of bonds, Xinyuan (China) Real Estate Ltd may increase the applicable coupon rate and the holders have the right within a specified time period to require the Company to repurchase the bonds following the Company’s announcement of whether it intends to increase the interest rate.